CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jun. 01, 2022	Jun. 01, 2021
Lagunas Norte [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of reclamation bond obligations assumed by Boroo Pte Ltd.						50.00%	50.00%
Provision for decommissioning, restoration and rehabilitation costs							$ 173
Proportion of ownership interest sold							100.00%
Chile | Pascua-Lama [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Receipts from value added tax refunds	$ 506		$ 506		$ 457
Revenue, performance obligation	3,538		3,538
Argentina | Pascua-Lama [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Value added tax receivables	23		23		$ 31
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Increase (decrease) in other provisions	$ 76	$ 413	$ 38	$ 439